REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) - USD ($)	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Property, Plant and Equipment [Line Items]
Encumbrances	$ 3,890,765
Initial Cost, Land	6,067,805
Initial Cost, Building & Improvements	19,732,367
Improvements	61,869,826
Carried Cost
Land, Gross Amount	6,067,805
Building & Improvements, Gross Amount	81,602,193
Total	87,669,998	$ 85,185,857
Accumulated Depreciation	39,574,021	37,885,631
Property and Equipment	81,897,349	79,470,802
Accumulated depreciation	39,803,374	38,123,199
Investment in Real Estate
Balance at Beginning of Year	85,185,857	84,139,551
Improvements	2,484,141	1,046,306
Retirements
Balance at End of Year	87,669,998	85,185,857
Accumulated Depreciation
Balance at Beginning of Year	37,885,631	36,244,642
Additions Charged to Costs and Expenses	1,688,390	1,640,989
Retirements
Balance at End of Year	39,574,021	$ 37,885,631
Office and Rental Buildings Brooklyn New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances	497,045
Initial Cost, Land	3,901,349
Initial Cost, Building & Improvements	7,403,468
Improvements	26,730,537
Carried Cost
Land, Gross Amount	3,901,349
Building & Improvements, Gross Amount	34,134,005
Total	38,035,354
Accumulated Depreciation	17,040,480
Investment in Real Estate
Balance at End of Year	38,035,354
Accumulated Depreciation
Balance at End of Year	17,040,480
Jamaica New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land
Initial Cost, Building & Improvements
Improvements	688,744
Carried Cost
Land, Gross Amount
Building & Improvements, Gross Amount	688,744
Total	688,744
Accumulated Depreciation	177,597
Investment in Real Estate
Balance at End of Year	688,744
Accumulated Depreciation
Balance at End of Year	177,597
Fishkill New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances	3,393,720
Initial Cost, Land	594,723
Initial Cost, Building & Improvements	7,212,116
Improvements	16,741,557
Carried Cost
Land, Gross Amount	594,723
Building & Improvements, Gross Amount	23,953,673
Total	24,548,396
Accumulated Depreciation	10,834,178
Investment in Real Estate
Balance at End of Year	24,548,396
Accumulated Depreciation
Balance at End of Year	10,834,178
Brooklyn New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	1,324,957
Initial Cost, Building & Improvements	728,327
Improvements	17,595,368
Carried Cost
Land, Gross Amount	1,324,957
Building & Improvements, Gross Amount	18,323,695
Total	19,648,652
Accumulated Depreciation	8,044,923
Investment in Real Estate
Balance at End of Year	19,648,652
Accumulated Depreciation
Balance at End of Year	8,044,923
Levittown New York [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	125,927
Initial Cost, Building & Improvements
Improvements
Carried Cost
Land, Gross Amount	125,927
Building & Improvements, Gross Amount
Total	125,927
Accumulated Depreciation
Investment in Real Estate
Balance at End of Year	125,927
Accumulated Depreciation
Balance at End of Year
Circleville Ohio Tarlton Road [Member]
Property, Plant and Equipment [Line Items]
Encumbrances
Initial Cost, Land	120,849
Initial Cost, Building & Improvements	4,388,456
Improvements	113,620
Carried Cost
Land, Gross Amount	120,849
Building & Improvements, Gross Amount	4,502,076
Total	4,622,925
Accumulated Depreciation	3,476,843
Investment in Real Estate
Balance at End of Year	4,622,925
Accumulated Depreciation
Balance at End of Year	$ 3,476,843
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	18 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Improvements to leased property [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	3 years
Improvements to leased property [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Life on Which Depreciation in Latest Income Statement is Computed	40 years
Office Furniture And Equipment And Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and Equipment	$ 295,156
Accumulated depreciation	$ 229,353